BASIS OF PREPARATION	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
BASIS OF PREPARATION [Text Block]
2.	BASIS OF PREPARATION

Generally Accepted Accounting Principles

The accompanying unaudited condensed consolidated interim financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“US GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for financial information with the instructions to Form 10-Q and Regulation S-K. Results are not necessarily indicative of results which may be achieved in the future. The unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with Management’s Discussion and Analysis, for the year ended July 31, 2016. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such SEC rules and regulations.

Basis of Consolidation

The condensed consolidated interim financial statements comprise the accounts of Rise Gold Corp., the parent company, and its wholly-owned subsidiary, Rise Grass Valley, Inc., a Nevada corporation, after the elimination of all material intercompany balances and transactions.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated upon consolidation.

Recently Adopted and Recently Issued Accounting Standards

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. This ASU eliminates the current requirement to present deferred tax assets and liabilities as current and noncurrent amounts in a classified balance sheet and replaces it with a noncurrent classification of deferred tax assets and liabilities. The ASU applies to all entities and is effective for annual periods beginning after December 15, 2017, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of adoption of this standard.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 82   5-10): Recognition and Measurement of Financial Assets and Liabilities”. This ASU amendment addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. It affects investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value, and simplifies the impairment assessment of equity investments without a readily determinable fair value by requiring a qualitative assessment. The ASU applies to all entities and is effective for annual periods beginning after December 15, 2017, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of adoption of this standard.

Other than the above, the Company has determined that other significant newly issued accounting pronouncements are either not applicable to the Company’s business or that no material effect is expected on the financial statements as a result of future adoption.

Use of Estimates

The preparation of condensed consolidated interim financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the valuation allowance applied to deferred income taxes and valuation of stock options and agent warrants. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

2.	BASIS OF PREPARATION

Generally accepted accounting principles

These financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America (“US GAAP”) for financial information with the instructions to Form 10-K and Regulation S-K. Results are not necessarily indicative of results which may be achieved in the future.

Change in Functional and Presentation Currency

The Company’s expenses and overheads are now primarily being incurred in Canadian Dollars (“CAD”) and it is anticipated that cash flows will continue to be primarily in CAD. Accordingly, the Company determined that effective August 1, 2015, the functional currency of the Company would change from the United States Dollar (“USD”) to CAD.

Effective August 1, 2015, the Company also changed its presentation currency from USD to CAD. As a result of changing the presentation currency, all the comparative assets and liabilities were translated using the closing rate at the balance sheet date, comparative equity were translated at the exchange rates at the dates of transaction and the statements of loss were translated at the average exchange rate for the period covered. All resulting change differences are recognized in the accumulated deficit in the balance sheets’ shareholders’ equity (deficiency) section. A change in presentation currency is accounted for as a change in accounting policy and is applied retrospectively, as if the new presentation currency had always been the presentation currency. Consequently, the comparatives for the year ended July 31, 2015 and as at July 31, 2015 have been restated to be presented in CAD. The exchange rates applied for translation purposes were as follows:

Date or period	Exchange rate
As at July 31, 2015	1 CAD = 0.7703 USD
For the year ended July 31, 2015	1 CAD = 0.8403 USD

Use of Estimates

The preparation of these financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant areas requiring the use of estimates include the carrying value and recoverability of mineral properties and the recognition of deferred tax assets based on the change in unrecognized deductible temporary tax differences. Actual results could differ from those estimates, and would impact future results of operations and cash flows.

Restatement

Certain prior year balances within equity have been restated to comply with the Company’s accounting policies.